December 30, 2003



Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

ATTN     Ms. Linda Stirling
         Document Control - EDGAR

RE:      AXP Global Series, Inc.
                  AXP Emerging Markets Fund
                  AXP Global Balanced Fund
                  AXP Global Bond Fund
                  AXP Global Equity Fund (formerly AXP Global Growth Fund) AXP Global Technology Fund
         File No.  33-25824/811-5696

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 40 (Amendment). This Amendment was filed electronically on December 19, 2003.

Please direct any questions you have to me at (612) 671-7981 or Anna Butskaya at
(612) 671-4993.

Sincerely,




/s/ H. Bernt von Ohlen
-------------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel



HBvO/AMB